Business Combinations - Fair Values of Identifiable Assets and Liabilities of NextFloor Group at Date of Acquisition (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Jul. 24, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Goodwill		¥ 17,095	¥ 16,767	¥ 3,400
Net cash and cash equivalents acquired at the acquisition date		736
Net cash flows on acquisition (included in cash flows from investing activities)		¥ (188)	¥ (11,887)	¥ (423)
Next floor group [member]
Disclosure of detailed information about business combination [line items]
Goodwill	¥ 3,154
Next floor group [member] | Fair value [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	1,946
Trade receivables	335
Other financial assets, current	307
Other financial assets, non-current	754
Property and equipment	145
Software	153
Publishing rights	1,640
Other intangible assets	277
Investments in associates	805
Other assets	320
Total assets	6,682
Trade and other payables	404
Other financial liabilities, current	123
Other financial liabilities, non-current	63
Deferred tax liabilities	391
Other liabilities	264
Total liabilities	1,245
Total identifiable net assets at fair value	5,437
Non-controllinginterest	(2,664)
Goodwill	3,154
Total consideration	5,927
Total consideration related to the acquisition	(5,927)
Debt equity swap	1,976
Net cash and cash equivalents acquired at the acquisition date	1,946
Net cash flows on acquisition (included in cash flows from investing activities)	¥ (2,005)